UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------

This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Arrowgrass Capital Partners LLP
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Address:  Level 34, Tower 42
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          25 Old Broad Street
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          London, United Kingdom
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          EC2N 1HQ
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Form 13F File Number:  028-14258
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen Ellwood
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Title:     Chief Compliance Officer
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Phone:     212-584-1161
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Signature, Place, and Date of Signing:

/s/ Stephen Ellwood            New York, New York       February 14, 2012
-------------------------   ------------------------  -----------------------
      [Signature]                 [City/State]               [Date}


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Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:        8
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Form 13F Information Table Value Total:        $179,209
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                                                (thousands)
List of Other Included Managers:  None

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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------ --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                    VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------ --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
APPLE INC                COM             037833100   12,180    30,075 SH       SOLE                   30,075      0    0
APPLE INC                COM             037833100    8,100    20,000 SH  CALL SOLE                   20,000      0    0
DEUTSCHE BANK AG         NAMEN AKT       D18190898   53,004 1,400,000 SH  CALL SOLE                1,400,000      0    0
DEUTSCHE BANK AG         NAMEN AKT       D18190898   15,144   400,000 SH  PUT  SOLE                  400,000      0    0
GENERAL MTRS CO          *W EXP 7/10/201 37045V118   28,956 1,605,774 SH       SOLE                1,605,774      0    0
GENERAL MTRS CO          *W EXP 7/10/201 37045V126   40,335 2,573,683 SH       SOLE                2,573,683      0    0
MICROSOFT CORP           COM             594918104    6,750   260,000 SH  CALL SOLE                  260,000      0    0
SELECT SECTOR SPDR TR    SBI MATERIAL    81369Y100   14,740   440,000 SH  CALL SOLE                  440,000      0    0